Property and equipment	12 Months Ended
Jun. 30, 2025
Property and equipment
Property and equipment

15.    Property and equipment

Changes in Property and equipment during the years presented were as follows:

	Construction	Leasehold	Other fixed assets and	Total property and
(in € thousands)	in progress	improvements	office equipment	equipment
Cost
As of July 1, 2023	26,873	11,608	17,742	56,223
Additions	5,445	1,789	5,224	12,459
Transfer	(31,909)	5,139	26,770	—
Disposals	(409)	(321)	(64)	(794)
As of June 30, 2024	0	18,215	49,672	67,888

Accumulated depreciation and impairment
As of July 1, 2023	—	6,995	12,001	18,996
Depreciation charge of the year	—	1,055	4,183	5,238
As of June 30, 2024	—	8,050	16,184	24,234

Carrying amount
As of July 1, 2023	26,873	4,614	5,740	37,227
As of June 30, 2024	0	10,166	33,487	43,653

Cost
As of July 1, 2024	0	18,215	49,672	67,888
Additions through business combination	360	2,547	17,086	19,993
Additions	843	590	1,462	2,895
Transfer	(1,012)	(670)	1,682	—
Disposals	—	(50)	(7,997)	(8,047)
Currency Translation	(12)	(39)	45	(6)
As of June 30, 2025	180	20,593	61,950	82,723

Accumulated depreciation and impairment
As of July 1, 2024	—	8,050	16,184	24,234
Depreciation charge of the year	—	1,322	6,183	7,505
Impairment losses		2,332	739	3,071
Disposals	—	—	(7,988)	(7,988)
As of June 30, 2025	—	11,704	15,117	26,821

Carrying amount
As of July 1, 2024	0	10,166	33,487	43,653
As of June 30, 2025	180	8,889	46,832	55,901

Property and equipment increased from €43,653 thousand as of June 30, 2024 to €55,901 thousand as of June 30, 2025 mainly due to the acquisition of YNAP. Included in depreciation and amortization expense is an impairment loss of €3.1 million, recognized in accordance with IAS 36, relating to property, plant and equipment used in the Luxury | Mytheresa segment’s distribution center in Heimstetten, which was closed in August 2024. The recoverable amount of these assets, as determined under IAS 36, was assessed to be nil.